Related parties - Analysis of balances due from/to related parties (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of transactions between related parties
Due from related parties	$ 4,662	$ 95,951	$ 72,629
Due to related parties		217,103	124,993
Frontier Airlines Inc
Disclosure of transactions between related parties
Due from related parties		95,951	72,629
Due to related parties		42	39
Term	30 days
Grupo Aeroportuario del Centro Norte
Disclosure of transactions between related parties
Due to related parties		199,393	80,681
Term	30 days
Chevez, Ruiz, Zamarripa y Ca., S.C
Disclosure of transactions between related parties
Due to related parties		9,373	4,823
Term	30 days
Aeromantenimiento, S.A.
Disclosure of transactions between related parties
Due to related parties		$ 8,295	39,284
Term	30 days
Mijares, Angoitia, Corts y Fuentes, S.C.
Disclosure of transactions between related parties
Due to related parties			$ 166
Term	30 days